Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 332,966	$ 117,402	$ 2,427,080	$ 350,073	$ 631,006	$ 1,339,511
General and administrative expenses – related party	150,000	166,121	300,000	316,121	600,000	500,000
Loss from operations	(482,966)	(283,523)	(2,727,080)	(666,194)	(1,231,006)	(1,839,511)
Other income (expenses):
Income from cash and investments held in Trust Account	179,734	130,279	1,585,936	137,369	4,004,716	20,384
Change in fair value of derivative warrant liabilities	73,875	1,379,000	(98,500)	4,826,500	5,713,000	4,728,000
Change in fair value of working capital loan – related party	5,340		800		(800)
Total other income (loss)	258,949	1,509,279	1,488,236	4,963,869
Offering costs – derivative warrant liabilities						(590,295)
Net (loss) income	$ (224,017)	$ 1,225,756	$ (1,238,844)	$ 4,297,675	$ 8,485,910	$ 2,318,578
Class A Ordinary Shares
Other income (expenses):
Weighted average shares outstanding, basic (in Shares)	2,811,745	29,550,000	7,119,575	29,550,000	29,550,000	26,959,315
Weighted average shares outstanding, diluted (in Shares)	2,811,745	29,550,000	7,119,575	29,550,000	29,550,000	26,959,315
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07
Class B Ordinary Shares
Other income (expenses):
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,105,308
Weighted average shares outstanding, diluted (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net (loss) income per ordinary share, Basic (in Dollars per share)	$ (0.02)	$ 0.03	$ (0.09)	$ 0.12	$ 0.23	$ 0.07